CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net income	$ 13,932	¥ 96,082	¥ 139,670	¥ 37,822
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation and amortization	12,840	88,561	93,911	84,955
Reduction in the carrying amount of ROU assets	38,897	268,280
Gain from short-term investments	(1,226)	(8,455)	(8,745)	(11,046)
Net loss on disposal of property and equipment	293	2,022	2,015
Net loss on disposal of intangible asset			199
Allowance for doubtful accounts	687	4,737	2,889	3,208
Deferred income tax (benefit) expense	1,475	10,174	(9,396)	(34,331)
Share-based compensation	23,661	163,193
Changes in operating assets and liabilities:
Accounts receivable	(5,433)	(37,475)	40,416	(63,087)
Inventories	162	1,115	(28,232)	(15,726)
Amounts due from related parties	(245)	(1,693)	(18,345)	(16,991)
Contract costs	(704)	(4,855)	(9,805)	(7,950)
Prepayments and other current assets	4,822	33,260	(43,466)	(50,535)
Other assets	875	6,033	(8,923)	(41,535)
Accounts payable	3,423	23,624	75,514	4,843
Amounts due to related parties	179	1,232	(8,225)	1,335
Deferred revenue	(3,017)	(20,807)	85,779	43,398
Salary and welfare payable	1,204	8,301	9,624	(1,938)
Accrued expenses and other payables	(12,898)	(88,963)	64,935	99,913
Income taxes payable	(2,153)	(14,840)	(15,333)	39,579
Operating lease liabilities	(39,735)	(274,061)
Other non-current liabilities	4,090	28,212	53,397	46,756
Net cash (used in) generated from operating activities	41,129	283,677	417,879	118,670
Cash flows from investing activities:
Payment for purchases of property and equipment	(5,281)	(36,425)	(63,973)	(112,750)
Payment for purchases of intangible assets	(407)	(2,805)	(1,997)	(1,223)
Payment for purchase of short-term investments	(424,955)	(2,931,000)	(4,303,920)	(3,395,902)
Proceeds from maturities of short-term investments	402,773	2,778,005	4,312,665	3,419,348
Repayment of loans from third parties			15,000
Loans to third parties				(15,000)
Net cash used in investing activities	(27,870)	(192,225)	(42,225)	(105,527)
Cash flows from financing activities:
Acquisition of non-controlling interest	(51)	(350)		(780)
Proceeds from borrowings	28,852	199,000	218,434	127,507
Repayment of borrowings	(19,498)	(134,480)	(230,430)	(78,716)
Repurchase of ordinary shares			(111,260)
Distribution to shareholders			(20,645)
Proceeds from initial public offering	58,005	400,068
Payment for initial public offering costs	(1,149)	(7,928)	(17,179)
Net cash generated from financing activities	66,159	456,310	(161,080)	48,011
Effect of exchange rate changes on cash and cash equivalents and restricted cash	408	2,816	(8,181)
Net (decrease) increase in cash and cash equivalents and restricted cash	79,826	550,578	206,393	61,154
Cash and cash equivalents and restricted cash at the beginning of the period	150,718	1,039,529	833,136	771,982
Cash and cash equivalents and restricted cash at the end of the period	230,544	1,590,107	1,039,529	833,136
Supplemental disclosure of cash flow information:
Income tax paid	12,003	82,784	88,946	38,955
Interest paid	674	4,647	5,701	1,754
Supplemental disclosure of non-cash investing and financing activities:
Payable for purchase of property and equipment	1,829	12,617	38,357	41,941
Interest payable	454	3,130	1,276	2,414
Payable for initial public offering costs	1,331	¥ 9,177	6,181
Accretion to the redemption value of redeemable Series A shares			¥ 15,115	52,881
Supplemental disclosure of cash and cash equivalents and restricted cash:
Cash and cash equivalents	230,407			824,546
Restricted cash	137			8,590
Total cash and cash equivalents, and restricted cash	$ 230,544			¥ 833,136